Interest bearing debt, ABN Amro Revolving Credit Facility (Details) - ABN AMRO Revolving Credit Facility [Member] - USD ($) $ in Millions			9 Months Ended
	Jun. 30, 2019	Jul. 31, 2018	Sep. 30, 2020	Apr. 30, 2018	Nov. 30, 2016
Credit Facility [Abstract]
Term			5 years
Maximum borrowing capacity				$ 57.3	$ 50.0
Reduction amount in credit facility	$ 1.3	$ 1.8
Frequency of periodic repayment			Quarterly
Credit facility covenant, required adjusted tangible net worth			$ 300.0
Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings			135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets			25.00%
Credit facility covenant, required unencumbered consolidated cash			$ 30.0
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt			6.00%
LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis					2.50%